Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 642	$ 684
Net operating loss carryforwards	1,739
Deferred compensation	780	715
Deferred loan fees	47	52
Alternative minimum tax credits	169	200
Accrued interest income	56	99
Foreclosed property expenses		212
Premises and Equipment	45
Other	6	3
Deferred tax assets	3,484	1,965
Deferred tax liabilities:
Officers life insurance	(702)	(644)
Premises and equipment		(31)
Deferred tax liabilities	(702)	(675)
Net deferred tax asset	$ 2,782	$ 1,290